Deferred Offering Costs and Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Deferred Offering Costs and Prepaid Expenses [Abstract]
DEFERRED OFFERING COSTS AND PREPAID EXPENSES

NOTE 4 – DEFERRED OFFERING COSTS AND PREPAID EXPENSES

Deferred Offering Costs

On July 7, 2016, the Company entered into the Investment Agreement with an accredited investor, pursuant to which an accredited investor agreed to invest up to $3,000,000 to purchase the Company’s common stock, par value of $.0001 per share. The purchase price for such shares shall be 80% of the lowest volume weighted average price of the Company’s common stock during the five consecutive trading days prior to the date on which written notice is sent by the Company to the investor stating the number of shares that the Company is selling to the investor, subject to certain discounts and adjustments. Further, for each $50,000 that the investor tenders to the Company for the purchase of shares of common stock, the investor was to be granted warrants for the purchase of an equivalent number of shares of common stock. The warrants were to expire five (5) years from their respective grant dates and have an exercise price equal to 130% of the weighted average purchase price for the respective “$50,000 increment.”

On March 22, 2017, the Company and the investor entered into an Amended Investment Agreement (the “Amended Investment Agreement”) whereby the parties agreed to modify the terms of the Investment Agreement by providing that in lieu of granting the investor warrants for each $50,000 that the investor tenders to the Company, the Company granted to the investor warrants to purchase an aggregate of 7,000,000 shares of common stock. The warrants have the following fixed exercise prices: (i) 4,000,000 shares at $0.25 per share; (ii) 2,000,000 shares at $0.50 per share; and (iii) 1,000,000 shares at $1.00 per share. The warrants also contain a “cashless exercise” provision and the shares underlying the warrants will not be registered. The fair value of the warrants was calculated using the Black-Scholes pricing model at $56,635, with the following assumptions: risk-free interest rate of 1.95%, expected life of 5 years, volatility of 40%, and expected dividend yield of zero.

On June 7, 2017, the Company also granted warrants to purchase 200,000 shares at $0.25 per share, 100,000 shares at $0.50 per share and 50,000 shares at $1.00 per share to an advisor as a fee in connection with the Amended Investment Agreement. The fair value of the warrants was calculated using the Black-Scholes pricing model at $96,990, with the following assumptions: risk-free interest rate of 1.74%, expected life of 5 years, volatility of 40%, and expected dividend yield of zero.

This fair value of the warrants described above was recorded as a deferred offering cost and will be amortized over the period during which the Company can access the financing, which begins the day after a registration statement registering shares underlying the Investment Agreement is declared effective by the United States Securities and Exchange Commission (the “SEC”), and ends 3 years from that date. On May 15, 2017, the SEC declared effective a registration statement registering shares underlying the Investment Agreement. During the three months ended June 30, 2018 and 2017, the Company recognized $12,802 and $6,401, respectively, in general and administrative expense related to the cost of the warrants. During the six months ended June 30, 2018 and 2017, the Company recognized $25,604 and $6,401, respectively, in general and administrative expense related to the cost of the warrants.

Prepaid Expenses

On June 6, 2018, the Company granted three-year warrants to purchase 600,000 shares at an exercise price of $0.15 per share to two advisors for services to be provided over a six-month period. The fair value of the warrants was calculated using the Black-Scholes pricing model at $94,844, with the following assumptions: risk-free interest rate of 2.65%, expected life of 3 years, volatility of 286.98%, and expected dividend yield of zero. During each of the three and six months ended June 30, 2018, the Company recognized $12,439 in general and administrative expense related to the cost of the warrants.

NOTE 4 – DEFERRED OFFERING COSTS

On July 7, 2016, the Company entered into the Investment Agreement with an accredited investor, pursuant to which an accredited investor agreed to invest up to $3,000,000 to purchase the Company’s common stock, par value of $.0001 per share. The purchase price for such shares shall be 80% of the lowest volume weighted average price of the Company’s common stock during the five consecutive trading days prior to the date on which written notice is sent by the Company to the investor stating the number of shares that the Company is selling to the investor, subject to certain discounts and adjustments. Further, for each $50,000 that the investor tenders to the Company for the purchase of shares of common stock, the investor was to be granted warrants for the purchase of an equivalent number of shares of common stock. The warrants were to expire five (5) years from their respective grant dates and have an exercise price equal to 130% of the weighted average purchase price for the respective “$50,000 increment.”

On March 22, 2017, the Company and the investor entered into an Amended Investment Agreement (the “Amended Investment Agreement”) whereby the parties agreed to modify the terms of the Investment Agreement by providing that in lieu of granting the investor warrants for each $50,000 that the investor tenders to the Company, the Company granted to the investor warrants to purchase an aggregate of 7,000,000 shares of common stock. The warrants have the following fixed exercise prices: (i) 4,000,000 shares at $0.25 per share; (ii) 2,000,000 shares at $0.50 per share; and (iii) 1,000,000 shares at $1.00 per share. The warrants also contain a “cashless exercise” provision and the shares underlying the warrants will not be registered. The fair value of the warrants was calculated using the Black-Scholes pricing model at $56,635, with the following assumptions: risk-free interest rate of 1.95%, expected life of 5 years, volatility of 40%, and expected dividend yield of zero.

On June 7, 2017, the Company also granted warrants to purchase 200,000 shares at $0.25 per share, 100,000 shares at $0.50 per share and 50,000 shares at $1.00 per share to an advisor as a fee in connection with the Amended Investment Agreement. The fair value of the warrants was calculated using the Black-Scholes pricing model at $96,990, with the following assumptions: risk-free interest rate of 1.74%, expected life of 5 years, volatility of 40%, and expected dividend yield of zero.

This fair value of the warrants was recorded as a deferred offering cost and will be amortized over the period during which the Company can access the financing, which begins the day after a registration statement registering shares underlying the Investment Agreement is declared effective by the United States Securities and Exchange Commission (the “SEC”), and ends 3 years from that date. On May 15, 2017, the SEC declared effective a registration statement registering shares underlying the Investment Agreement. During the year ended December 31, 2017, the Company recognized $32,005 in general and administrative expense related to the cost of the warrants.